Long-term debt (Details 1) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Principal repayments and other borrowing arrangements
Long-term debt	€ 759,490	€ 736,368
Less: current portion of long-term debt	3,610	2,587
Non-current portion of long-term debt	755,880	733,781
Long-term Debt [Member]
Principal repayments and other borrowing arrangements
2013	3,610
2014	3,535
2015	3,535
2016	3,535
2017	603,535
Thereafter	31,644
Long-term debt	649,394
Less: current portion of long-term debt	3,610
Non-current portion of long-term debt	€ 645,784